Deferred Income Tax	6 Months Ended
Jun. 30, 2019
Deferred Income Tax
Deferred Income Tax

Deferred income tax

As of June 30, 2019, deferred taxes in the amount of EUR 10,400 thousand were reported. On an unchanged basis, loss carryforwards are capitalized to the extent that they can probably be offset against future taxable profits. This is based on a planning period of five years. These continue to relate to the deferred tax assets on losses carried forward for Biofrontera Pharma GmbH. For the full 2019 financial year and also in the future, it can still be assumed that Biofrontera Pharma GmbH will generate positive results and thereby utilize its tax loss carryforwards.